CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED BALANCE SHEETS [Abstract]
Accounts receivable, allowance	$ 79,116	$ 79,116	$ 0
Property and equipment, accumulated depreciation	842,619	133,081	23,442
Intangible assets, accumulated amortization	54,851	0
Notes payable - related parties, discount		0	13,133
Notes payable, discount		$ 0	$ 103,926
Common stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	53,142,110	48,424,712	43,317,683
Common stock, shares outstanding	53,142,110	48,424,712	43,317,683
Statement [Line Items]
Preferred stock, par or stated value per share	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Series A Convertible Preferred Stock [Member]
Statement [Line Items]
Preferred stock, par or stated value per share	$ 1,000	$ 1,000
Preferred stock, shares authorized	4,000	4,000
Preferred stock, shares issued	4,000	0
Preferred stock, shares outstanding	4,000	0